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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002
                                               -------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
     This Amendment (Check only one.): [_]  is a restatement.
                                       [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Andor Capital Management, L.L.C.
Address:     4 Stamford Plaza
             107 Elm Street, 7th Floor
             Stamford, CT 06902

Form 13F File Number:  028-10058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Michael C. Neus
Title:       Chief General Counsel and Principal
Phone:       203-588-2000

Signature, Place, and Date of Signing:


/s/ Michael C. Neus           Stamford, CT             August 13, 2002
----------------------        ------------             ---------------
[Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                      0
                                                                     ----
Form 13F Information Table Entry Total:                                 60
                                                                     -----
Form 13F Information Table Value Total:                            $501,271
                                                                    -------
                                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                         Andor Capital Management, L.L.C.
                                            Form 13F Information Table
                                            Quarter Ended June 30, 2002


------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer       Title of   CUSIP         Value   Shares/    Sh/Prn  Put/   Investment   Other           Voting Authority
                     Class                  (x $1000) Prn Amt            Call   Discretion   Managers
                                                                                                           Sole      Shared  None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ACCENTURE LTD        CL A       G1150G111       190      10,000  SH             SOLE                        10,000
BERMUDA
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ACCREDO HEALTH INC   COM        00437V104    10,709     232,100  SH             SOLE                       232,100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ADC                  COM        000886101       557     243,380  SH             SOLE                       243,380
TELECOMMUNICATIONS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO       COM        007903107     1,672     172,000  SH             SOLE                       172,000
DEVICES INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC        CL B       00845V209       222     148,244  SH             SOLE                       148,244
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ALLERGAN INC         COM        018490102    10,280     154,000  SH             SOLE                       154,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ANTHEM INC           COM        03674B104       270       4,000  SH             SOLE                         4,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AOL TIME WARNER INC  COM        00184A105     1,986     135,000  SH             SOLE                       135,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ASCENTIAL SOFTWARE   COM        04362P108     1,032     370,000  SH             SOLE                       370,000
CORP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ASML HLDG NV         NY SHS     N07059111     7,560     500,000  SH             SOLE                       500,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ATMEL CORP           COM        049513104       200      32,000  SH             SOLE                        32,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AUTOZONE INC         COM        053332102     8,117     105,000  SH             SOLE                       105,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AVAYA INC            COM        053499109       231      46,694  SH             SOLE                        46,694
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BENCHMARK ELECTRS    COM        08160H101     8,048     277,500  SH             SOLE                       277,500
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BIG LOTS INC         COM        089302103     8,846     449,500  SH             SOLE                       449,500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CDW COMPUTER CTRS    COM        125129106       215       4,600  SH             SOLE                         4,600
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CHARTER ONE FINL     COM        160903100     6,965     202,600  SH             SOLE                       202,600
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CIENA CORP           COM        171779101     5,447   1,300,000  SH             SOLE                     1,300,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CITRIX SYS INC       COM        177376100       100      16,500  SH             SOLE                        16,500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CONCORD EFS INC      COM        206197105     6,088     202,000  SH             SOLE                       202,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CORNING INC          COM        219350105     4,881   1,375,000  SH             SOLE                     1,375,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COTT CORP QUE        COM        22163N106     2,976     156,700  SH             SOLE                       156,700
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer       Title of   CUSIP         Value   Shares/    Sh/Prn  Put/   Investment   Other                Voting Authority
                     Class                  (x $1000) Prn Amt            Call   Discretion   Managers
                                                                                                         Sole        Shared  None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DELL COMPUTER CORP   COM        247025109     6,232     238,400  SH             SOLE                       238,400
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EBAY INC             COM        278642103   229,799   3,729,300  SH             SOLE                     3,729,300
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
E M C CORP MASS      COM        268648102    11,325   1,500,000  SH             SOLE                     1,500,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FAMILY DLR STORES    COM        307000109     6,081     172,500  SH             SOLE                       172,500
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FILENET CORP         COM        316869106     2,900     200,000  SH             SOLE                       200,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FIRST HEALTH GROUP   COM        320960107       322      11,500  SH             SOLE                        11,500
CORP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GAP INC DEL          COM        364760108     7,030     495,100  SH             SOLE                       495,100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC  COM        375558103     7,191     218,700  SH             SOLE                       218,700
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GOLD FIELDS LTD NEW  SPONSORED  38059T106     5,891     525,000  SH             SOLE                       525,000
                     ADR
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INTEGRATED SILICON   COM        45812P107       892     100,000  SH             SOLE                       100,000
SOLUTION
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP           COM        458140100    15,493     848,000  SH             SOLE                       848,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
KLA - TENCOR CORP    COM        482480100    27,538     626,000  SH             SOLE                       626,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LAM RESEARCH CORP    COM        512807108     3,938     219,000  SH             SOLE                       219,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LINEAR TECHNOLOGY    COM        535678106       924      29,400  SH             SOLE                        29,400
CORP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LSI LOGIC CORP       COM        502161102     5,688     650,000  SH             SOLE                       650,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES  COM        549463107       930     560,340  SH             SOLE                       560,340
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MAXTOR CORP          COM NEW    577729205       962     212,800  SH             SOLE                       212,800
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MICRON TECHNOLOGY    COM        595112103     9,944     491,800  SH             SOLE                       491,800
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP       COM        594918104       219       4,000  SH             SOLE                         4,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC         COM        620076109     4,377     300,000  SH             SOLE                       300,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NETSCREEN            COM        64117V107     4,902     534,000  SH             SOLE                       534,000
TECHNOLOGIES INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NVIDIA CORP          COM        67066G104    31,319   1,823,000  SH             SOLE                     1,823,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------


 -----------------------------------------------------------------------------------------------------------------------------------
Name of Issuer       Title of   CUSIP         Value   Shares/    Sh/Prn  Put/   Investment   Other                Voting Authority
                     Class                  (x $1000) Prn Amt            Call   Discretion   Managers
                                                                                                         Sole        Shared  None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PALM INC             COM        696642107        43      24,472  SH             SOLE                        24,472
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PARTNERRE LTD        COM        G6852T105     7,343     150,000  SH             SOLE                       150,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PEP BOYS MANNY MOE   COM        713278109     7,077     420,000  SH             SOLE                       420,000
& JACK
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
QUANTUM CORP         COM DSSG   747906204     1,176     280,000  SH             SOLE                       280,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
READ-RITE CORP       COM        755246105       137     286,000  SH             SOLE                       286,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SONICBLUE INC        COM        83546Q109       631     612,700  SH             SOLE                       612,700
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
STILLWATER MNG CO    COM        86074Q102     4,877     299,600  SH             SOLE                       299,600
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TELLABS INC          COM        879664100       620     100,000  SH             SOLE                       100,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
3COM CORP            COM        885535104        73      16,500  SH             SOLE                        16,500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TRIDENT              COM        895919108       622     100,000  SH             SOLE                       100,000
MICROSYSTEMS INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
VERITAS SOFTWARE CO  COM        923436109     2,607     131,727  SH             SOLE                       131,727
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
VERIZON              COM        92343V104       201       5,000  SH             SOLE                         5,000
COMMUNICATIONS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WESTELL              CL A       957541105       124      80,000  SH             SOLE                        80,000
TECHNOLOGIES INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WESTERN DIGITAL      COM        958102105     4,713   1,450,000  SH             SOLE                     1,450,000
CORP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WORLDCOM INC GA NEW  WRLDCOM    98157D106       498     600,000  SH             SOLE                       600,000
                     GP COM
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WORLDCOM INC GA NEW  MCI GROUP  98157D304        40      24,000  SH             SOLE                        24,000
                     COM
------------------------------------------------------------------------------------------------------------------------------------
REPORT
SUMMARY: 60 DATA RECORDS                    501,271          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS
FILED
